SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Share-based Compensation [Abstract]
Disclosure of terms and conditions of share-based payment arrangement
The number of 2024-2026 PSUs with a TSR Target that vest under the Equity Incentive Plan 2024-2026 is based on the Company’s TSR performance over the relevant performance period compared to an industry-specific peer group as summarized below.

Ferrari TSR Ranking	% of Target Awards that Vest
1	175%
2	150%
3	125%
4	100%
5	75%
6	50%
>6	0%
The defined peer group (including the Company) for the TSR Target is presented below.

Ferrari	Aston Martin	Burberry	Estee Lauder
Hermes	Kering	LVMH	Mercedes Benz Group AG
Moncler	Prada	Richemont
EBITDA Target

The number of 2024-2026 PSUs with an EBITDA Target that vest under the Equity Incentive Plan 2024-2026 is determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan, as summarized below.

Actual Adjusted EBITDA Compared to Business Plan	% of Awards that Vest
+15%	175%
+10%	150%
+5%	125%
Business Plan Target	100%
-5%	75%
<-5%	—%

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The fair value of the PSUs and RSUs that were awarded under the Equity Incentive Plan 2024-2026, which is determined based on actuarial calculations that apply certain assumptions and take into consideration the specific characteristics of the awards granted, is summarized in the following table.

Equity Incentive Plan 2024-2026
PSUs	€386.05
RSUs	€383.40
The fair value of the 2024-2026 PSU awards was measured at the grant date using a Monte Carlo Simulation model. The fair value of the 2024-2026 RSU awards was measured using the share price at the grant date adjusted for the present value of future distributions which the recipients will not receive during the vesting period.
The key assumptions utilized to calculate the grant-date fair values of the PSUs that were awarded under the Equity Incentive Plan 2024-2026 are summarized below:

Equity Incentive Plan 2024-2026
Grant date share price	€390.50
Expected volatility	26.34%
Dividend yield	0.61%
Risk-free rate	3.00%

Outstanding number of PSUs and RSUs	hanges to the outstanding share awards under the Group’s share-based payment arrangements.:

	PSU Awards	RSU Awards	Other Awards	Total Outstanding Awards
Balance at December 31, 2022	140,205	87,189	57,405	284,799
Granted	58,381	21,939	63,217	143,537
Vested	(36,090)	(32,339)	(55,614)	(124,043)
Forfeited	(8,117)	(3,544)	(1,309)	(12,970)
Balance at December 31, 2023	154,379	73,245	63,699	291,323
Granted	40,885	15,401	2,796	59,082
Vested	(33,924)	(29,550)	(24,715)	(88,189)
Forfeited and other	(3,961)	(2,241)	(7,102)	(13,304)
Balance at December 31, 2024	157,379	56,855	34,678	248,912

Disclosure of share-based compensation expense
The following table presents the share based compensation expense recognized for the years ended December 31, 2024, 2023 and 2022, as well as the unrecognized share-based compensation at December 31, 2024, 2023 and 2022.

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Equity incentive plans and other share-based awards	18,280	15,154	16,172
Commercial agreements with suppliers	4,813	4,563	4,688
Broad-based employee share ownership plan	875	10,222	—
Total share-based compensation expense	23,968	29,939	20,860

	At December 31,
	2024	2023	2022
	(€ thousand)
Unrecognized share-based compensation expense	20,699	12,954	16,069